CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net income	$ 83,937	$ 202,768	$ 164,343
Fair value adjustments to hedging financial instruments	(8,787)	18,602	10,408
Earnings reclassification of previously deferred fair value adjustments to hedging financial instruments	4,607	0	0
Fair value adjustments to available-for-sale securities	0	0	(1,101)
Earnings reclassification of previously deferred fair value adjustments to investment securities classified as available-for-sale securities	0	(631)	817
Other comprehensive loss	(35)	(63)	(2)
Other comprehensive income/(loss), net of tax	(4,215)	17,908	10,122
Comprehensive income	$ 79,722	$ 220,676	$ 174,465